245 Summer Street	Fidelity® Investments
Boston, MA 02210

February 7, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Financial Trust (the trust):
Fidelity Equity Dividend Income Fund File No. 002-79910

Ladies and Gentlemen:

On behalf of the trust, transmitted herewith pursuant to the Securities Act of 1933 and Rule 488 thereunder, is the trust’s Registration Statement on Form N-14. The purpose of this filing is to register shares of beneficial interest of Fidelity Equity Dividend Income Fund, a series of the trust in connection with the proposed acquisition by Fidelity Equity Dividend Income Fund of all of the assets of Fidelity Advisor Equity Income Fund, a series of Fidelity Advisor Series I (File Nos. 002-84776 and 811-03785) and the assumption by Fidelity Equity Dividend Income Fund of the liabilities of Fidelity Advisor Equity Income Fund, solely in exchange for shares of Fidelity Equity Dividend Income Fund (the “Reorganization”). The Reorganization is in connection with an Agreement and Plan of Reorganization (the “Agreement”).

In connection with the Reorganization, filed herewith are the Information Statement and Prospectus (the “Information Statement”) and Agreement to be sent to shareholders of Fidelity Advisor Equity Income Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

It is expected that the Information Statement will be mailed to shareholders on or about March 24, 2025, more than 20 days before the closing date of the Reorganization. Accordingly, pursuant to Instruction F of Form N-14, the Part B of the Form N-14 will not accompany the Information Statement sent to shareholders. As required by Instruction F, a statement indicating that documents are available upon oral or written request without charge is included in the Information Statement.

We would appreciate receiving Staff comments, if any, on this filing no later than February 27, 2025. Questions or comments regarding this filing should be directed to Renee Fuller at (603) 721-4221.

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/s/ Renee Fuller
Renee Fuller
Legal Product Group